Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
September 30, 2020

Dates Covered
Collections Period	09/01/20 - 09/30/20
Interest Accrual Period	09/15/20 - 10/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/20	748,943,510.34	38,114
Yield Supplement Overcollateralization Amount 08/31/20	27,213,314.55	0
Receivables Balance 08/31/20	776,156,824.89	38,114
Principal Payments	32,829,626.02	1,032
Defaulted Receivables	817,634.94	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/20	25,643,021.28	0
Pool Balance at 09/30/20	716,866,542.65	37,046

Pool Statistics	$ Amount	# of Accounts
Pool Factor	65.97%
Prepayment ABS Speed	1.78%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	5,490,339.45	241
Past Due 61-90 days	1,565,337.71	68
Past Due 91-120 days	539,772.84	23
Past Due 121+ days	0.00	0
Total	7,595,450.00	332

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.02%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	526,973.24
Aggregate Net Losses/(Gains) - September 2020	290,661.70
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.45%
Prior Net Losses Ratio	0.00%
Second Prior Net Losses Ratio	0.26%
Third Prior Net Losses Ratio	0.70%
Four Month Average	0.35%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.45%

Overcollateralization Target Amount	8,243,965.24
Actual Overcollateralization	8,243,965.24
Weighted Average APR	4.58%
Weighted Average APR, Yield Adjusted	6.41%
Weighted Average Remaining Term	52.01

Flow of Funds	$ Amount

Collections	40,739,843.69
Investment Earnings on Cash Accounts	1,447.00
Servicing Fee(1)	(646,797.35)
Transfer to Collection Account	-
Available Funds	40,094,493.34

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,071,794.56
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	7,264,117.32
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,243,965.24
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,834,816.22
(12) Collection Account Redeposits	4,388,000.00

Total Distributions of Available Funds	40,094,493.34

Servicing Fee	646,797.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 09/15/20	740,330,659.97
Principal Paid	31,708,082.56
Note Balance @ 10/15/20	708,622,577.41

Class A-1
Note Balance @ 09/15/20	0.00
Principal Paid	0.00
Note Balance @ 10/15/20	0.00
Note Factor @ 10/15/20	0.0000000%

Class A-2a
Note Balance @ 09/15/20	226,956,131.05
Principal Paid	26,200,853.60
Note Balance @ 10/15/20	200,755,277.45
Note Factor @ 10/15/20	64.9189230%

Class A-2b
Note Balance @ 09/15/20	47,704,528.92
Principal Paid	5,507,228.96
Note Balance @ 10/15/20	42,197,299.96
Note Factor @ 10/15/20	64.9189230%

Class A-3
Note Balance @ 09/15/20	336,770,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	336,770,000.00
Note Factor @ 10/15/20	100.0000000%

Class A-4
Note Balance @ 09/15/20	80,300,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	80,300,000.00
Note Factor @ 10/15/20	100.0000000%

Class B
Note Balance @ 09/15/20	32,400,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	32,400,000.00
Note Factor @ 10/15/20	100.0000000%

Class C
Note Balance @ 09/15/20	16,200,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	16,200,000.00
Note Factor @ 10/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,163,594.56
Total Principal Paid	31,708,082.56
Total Paid	32,871,677.12

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	370,695.01
Principal Paid	26,200,853.60
Total Paid to A-2a Holders	26,571,548.61

Class A-2b
One-Month Libor	0.15238%
Coupon	0.38238%
Interest Paid	15,201.05
Principal Paid	5,507,228.96
Total Paid to A-2b Holders	5,522,430.01

Class A-3
Coupon	1.96000%
Interest Paid	550,057.67
Principal Paid	0.00
Total Paid to A-3 Holders	550,057.67

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0801728
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.4348306
Total Distribution Amount	30.5150034

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.1987292
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	84.7265994
Total A-2a Distribution Amount	85.9253286

A-2b Interest Distribution Amount	0.2338623
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	84.7265994
Total A-2b Distribution Amount	84.9604617

A-3 Interest Distribution Amount	1.6333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6333333

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	229.09
Noteholders' Third Priority Principal Distributable Amount	510.91
Noteholders' Principal Distributable Amount	260.00

Account Balances	$ Amount

Reserve Account
Balance as of 09/15/20	2,699,840.43
Investment Earnings	331.97
Investment Earnings Paid	(331.97)
Deposit/(Withdrawal)	-
Balance as of 10/15/20	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$4,790,170.72	$5,195,803.78	$13,157,418.09
Number of Extensions	185	203	509
Ratio of extensions to Beginning of Period Receivables Balance	0.62%	0.64%	1.57%

(1) The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.